Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Total Index Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold	6,998	7,055	6,612
Total Index Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	5,657,985	(21,883,555)	56,132,171
Total Index Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	(660,454)	(7,034,079)
Agricultural Sector Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold	381	373	477
Agricultural Sector Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	238,463	(2,799,064)	4,765,963
Agricultural Sector Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	(447,627)	(218,253)
Energy Sector Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold			75
Energy Sector Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	0	0	(206,448)
Energy Sector Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	0	0